Financial assets and liabilities - Cross currency interest rate swaps, metal forward contracts, forward foreign exchange contracts and NYMEX gas swaps (Details) £ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 GBP (£)	Jun. 12, 2017 GBP (£)	May 16, 2016 USD ($)	Dec. 31, 2014 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments used to hedge foreign currency and interest rate risk					$ 0			$ 301				$ 552
Derivative financial instruments used to hedge foreign currency and interest rate risk					131			7				$ 49
Issuance of notes					9,561			10,064
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets					143			23
Cross currency interest rate swaps (CCIRS)
Disclosure of detailed information about hedging instruments [line items]
Contract value				$ 500
Derivative financial assets					131
Metal forward contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets					9			17
Forward foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets								$ 4
NYMEX gas swaps
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets					2
4.750% Senior Notes due 2027
Disclosure of detailed information about hedging instruments [line items]
Aggregate principal amount | £							£ 400
Stated interest rate							4.75%	4.75%
7.250% Senior Notes due 2024
Disclosure of detailed information about hedging instruments [line items]
Aggregate principal amount					$ 1,650			$ 1,650
Stated interest rate					7.25%		7.25%	7.25%
Ardagh Group S.A.
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) recognized on hedge ineffectiveness of net investments in foreign operations				0	$ 0	$ 0
Ardagh Group S.A. | Cross currency interest rate swaps (CCIRS)
Disclosure of detailed information about hedging instruments [line items]
Derivative financial instruments used to hedge foreign currency and interest rate risk								$ 251
Proceeds on termination			$ 90
Derivative financial assets					124
Ardagh Group S.A. | Cross currency interest rate swaps (CCIRS) | Exceptional items
Disclosure of detailed information about hedging instruments [line items]
Gain on derivative instruments					88
Loss on hedge ineffectiveness					(11)
Ardagh Group S.A. | Cross currency interest rate swaps (CCIRS) | CCIRS, US dollar to euro
Disclosure of detailed information about hedging instruments [line items]
Contract value		$ 440		1,250
Ardagh Group S.A. | Cross currency interest rate swaps (CCIRS) | CCIRS, euro to British pounds
Disclosure of detailed information about hedging instruments [line items]
Contract value				332
Ardagh Group S.A. | Cross currency interest rate swaps (CCIRS) | CCIRS, US dollar to British pounds
Disclosure of detailed information about hedging instruments [line items]
Contract value	$ 500
Proceeds on termination	46
Ardagh Group S.A. | Cross currency interest rate swaps (CCIRS) | CCIRS, US dollar to British pounds | Exceptional items
Disclosure of detailed information about hedging instruments [line items]
Loss on derivative instruments	$ 15
Ardagh Group S.A. | Cross currency interest rate swaps (CCIRS) | CCIRS, US dollar to euro and British pounds
Disclosure of detailed information about hedging instruments [line items]
Contract value		$ 1,300
Ardagh Group S.A. | Metal forward contracts
Disclosure of detailed information about hedging instruments [line items]
Premium paid				0
Premium received				0
Ardagh Group S.A. | Metal forward contracts | Level 2
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets								0
Ardagh Group S.A. | Forward foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Premium paid				0
Premium received				0
Ardagh Group S.A. | Forward foreign exchange contracts | Level 2
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets								0
Ardagh Group S.A. | NYMEX gas swaps
Disclosure of detailed information about hedging instruments [line items]
Premium paid				0
Premium received				$ 0
Ardagh Group S.A. | NYMEX gas swaps | Level 2
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets								$ 0
Ardagh Group S.A. | 4.750% Senior Notes due 2027
Disclosure of detailed information about hedging instruments [line items]
Issuance of notes | £										£ 400
Aggregate principal amount | £									£ 400
Stated interest rate									4.75%	4.75%
Ardagh Group S.A. | 7.250% Senior Notes due 2024
Disclosure of detailed information about hedging instruments [line items]
Aggregate principal amount					$ 1,650						$ 1,650
Stated interest rate					7.25%						7.25%